As filed with the U.S. Securities and Exchange Commission
on March 13, 2015
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 219 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 222  ☑

(Check appropriate box or boxes)
Global X Funds
(Exact Name of Registrant as Specified in Charter)
623 Fifth Ave, 15th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama
Global X Management Company LLC
623 Fifth Ave, 15th Floor
New York, NY 10022
(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	K&L Gates LLP
623 Fifth Ave, 15th Floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
❑ on (date) pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

Global X China Consumer ETF	Global X Risk Parity ETF
Global X China Energy ETF	Global X Social Media Index ETF
Global X China Financials ETF	Global X Guru™ Index ETF
Global X China Industrials ETF	Global X Guru™ Value Index ETF
Global X China Materials ETF	Global X Guru™ Activist Index ETF
Global X China Mid Cap ETF	Global X Guru™ Small Cap Index ETF
Global X NASDAQ China Technology ETF	Global X Guru™ International Index ETF
Global X Brazil Consumer ETF	Global X SuperIncome™ ETF
Global X Brazil Financials ETF	Global X SuperIncome™ Preferred ETF
Global X Brazil Industrials ETF	Global X SuperDividend® REIT ETF
Global X Brazil Materials ETF	Global X Permanent ETF
Global X Brazil Mid Cap ETF	Global X GF China Bond ETF
Global X Brazil Utilities ETF	Global X | JPMorgan Efficiente Index ETF
Global X FTSE Andean 40 ETF	Global X | JPMorgan US Sector Rotator Index ETF
Global X MSCI Argentina ETF	Global X Central America Index ETF
Global X Southeast Asia ETF	Global X Central and Northern Europe ETF
Global X FTSE Bangladesh Index ETF	Global X Southern Europe ETF
Global X MSCI Colombia ETF	Global X Eastern Europe ETF
Global X Next Emerging & Frontier ETF	Global X Emerging Africa ETF
Global X FTSE Greece 20 ETF	Global X Sub-Saharan Africa Index ETF
Global X FTSE Nordic Region ETF	Global X FTSE Frontier Markets ETF
Global X MSCI Norway ETF	Global X S&P Pan Arab Index ETF
Global X FTSE Portugal 20 ETF	Global X FTSE Morocco 20 Index ETF
Global X Czech Republic Index ETF	Global X FTSE Sri Lanka Index ETF
Global X MSCI Nigeria ETF	Global X FTSE Ukraine Index ETF
Global X MSCI Pakistan ETF	Global X Hungary Index ETF
Global X Central Asia & Mongolia Index ETF	Global X Kazakhstan Index ETF
Global X Copper Miners ETF	Global X Kuwait ETF
Global X Fertilizers/Potash ETF	Global X Luxembourg ETF
Global X Gold Explorers ETF	Global X Slovakia Index ETF
Global X Junior Miners ETF	Global X Advanced Materials ETF
Global X Lithium ETF	Global X Cement ETF
Global X Silver Miners ETF	Global X Land ETF
Global X Uranium ETF	Global X FTSE Railroads ETF
Global X SuperDividend® ETF	Global X FTSE Toll Roads & Ports ETF
Global X SuperDividend® U.S. ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 219 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 13th day of March, 2015.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer), Trustee, Treasurer, Principal Accounting Officer and Chief Financial Officer	March 13, 2015
Bruno del Ama

/s/ Jose C. Gonzalez	Chief Operating Officer	March 13, 2015
Jose C. Gonzalez

*	Trustee
Sanjay Ram Bharwani		March 13, 2015

*	Trustee
Scott R. Chichester		March 13, 2015

*	Trustee
Kartik Kiran Shah		March 13, 2015

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney

EXHIBIT INDEX

Index No.    Description of Exhibit

EX-101.INS     XBRL Instance Document

EX-101.SCH     XBRL Taxonomy Extension Schema Document

EX-101.CAL     XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase